COMMITMENTS	12 Months Ended
Dec. 31, 2025
COMMITMENTS
COMMITMENTS
12.	COMMITMENTS

The Company’s undiscounted commitments and contractual obligations at December 31, 2025 include:

	Less than 1 year	1 to 3 years	4 to 5 years	Total
Accounts payable and accrued liabilities	$2,109,193	$—	$—	$2,109,193
2022 Debentures	5,430,859	—	—	5,430,859
Flow-through share premium liabilities	4,695,312	—	—	4,695,312
Purepoint Joint Venture advances	3,000,000	—	—	3,000,000
Lease liabilities	197,976	248,891	54,413	501,280
Asset retirement obligations	—	—	2,427,892	2,427,892
	$15,433,340	$248,891	$2,482,305	$18,164,536

Flow-through funding commitments

The Company has raised funds through the issuance of flow-through shares. Based on Canadian tax law, the Company is required to spend this amount on eligible exploration expenditures by December 31 of the year following the year in which the shares were issued.

The premium received for a flow-through share, which is the price received for the share in excess of the market price of the share, is recorded as a flow-through share premium liability. This liability is subsequently reduced when the required exploration expenditures are made, on a pro rata basis, and accordingly, a recovery of flow-through premium is then recorded as a reduction in the deferred tax expense to the extent that deferred income tax assets are available.

The Company issued flow-through shares on February 9, 2024 for gross proceeds of $23,000,000 (the “2024 FTS Liability”) (Note 14) and subsequently incurred $23,000,000 in eligible exploration expenditures up to December 31, 2025, fulfilling the Company’s obligation to spend the funds raised on eligible exploration expenditures. As the commitment is fully satisfied, the remaining balance of the flow-through share premium liability was derecognized.

The Company issued flow-through shares on February 28, 2025 for gross proceeds of $20,007,375 (the “2025 FTS Liability”) (Note 14) and has incurred $8,269,097 in eligible exploration expenditures up to December 31, 2025. As of December 31, 2025, the Company is obligated to spend $11,738,278 on eligible exploration expenditures by December 31, 2026.

The flow-through share premium liability is comprised of:

	December 31,	December 31,
	2025	2024
Balance, opening	$1,355,210	$—
Liability incurred on flow-through shares issued	8,002,950	3,680,000
Settlement of flow-through share liabilities on expenditures	(4,662,848)	(2,324,790)
Balance, closing	$4,695,312	$1,355,210

12.	COMMITMENTS (continued)

Contingent payment obligations

The Company has an obligation to make a contingent payment of $500,000 related to the acquisition of the West Newcastle Range, Teddy Mountain and Ardmore East projects, if either of the following milestones are met within eight years:

●	a National Instrument 43-101 compliant mineral resource estimate for the West Newcastle Range and Teddy Mountain projects is prepared where the mineral resource estimate is greater than or equal to 6.0 million pounds of U₃O₈; or
●	with respect to the Ardmore East project the mineral resources estimate is greater than or equal to 6.0 million pounds of U₃O₈ equivalent.

Royalties

In addition to applicable federal, provincial/state and municipal property taxes, duties and advance royalties, the Company’s exploration and evaluation properties are subject to certain royalties, which may or may not be payable in the future, depending on whether revenue is derived from the claims or leases to which these royalties are applicable.

Contractual arrangements

The purchase agreement for the Bulyea River property, which closed on June 28, 2024, includes a provision for the return of the Bulyea River property to Critical Path Minerals Corp. (“Critical Path Minerals”), if the Company does not or chooses to not make the following payments to Critical Path Minerals by the following dates:

●	On or before the 2nd anniversary of the closing date of sale: $300,000 in cash or common shares or a combination thereof, at the election of the Company; and
●	On or before the 3rd anniversary of the closing date of sale: $350,000 in cash or common shares or a combination thereof, at the election of the Company.

The Company also agreed to:

●	Incur minimum expenditures of $2,000,000 within 36 months of the closing date of sale; and
●	Within 30 days after a published technical report containing a current mineral resource estimate for the Bulyea River property, pay Critical Path Minerals $1,000,000 in cash or common shares or a combination thereof, at the election of the Company.